Future Minimum Rentals from Vehicles and Equipment on Operating Leases (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)
Future Minimum Payments Receivable [Line Items]
2013	$ 4,564	¥ 375,082
2014	2,769	227,597
2015	1,278	105,031
2016	369	30,358
2017	120	9,878
Thereafter	59	4,812
Total minimum future rentals	$ 9,159	¥ 752,758